MATERIAL ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	10 years
Buildings | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	25 years
Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	2 years
Equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	15 years
Furniture and other IT equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	3 years
Furniture and other IT equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	7 years
Rolling Stock
SIGNIFICANT ACCOUNTING POLICIES
Useful life (in years)	5 years